MET INVESTORS SERIES TRUST

                      Goldman Sachs Mid Cap Value Portfolio

                        SUPPLEMENT DATED JULY 11, 2008 TO
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2008

            This Supplement is made as of July 11, 2008 to the Statement of Additional Information ("SAI") of Met Investors Series Trust (the "Trust") dated April 28, 2008.

         Effective immediately, the disclosure in Appendix C to the Trust's SAI regarding the other accounts managed by the Goldman Sachs Mid Cap Value Portfolio's portfolio managers is replaced in its entirety with the following:



Other Accounts Managed

--------------------------- ------------------------------------------------------------ ---------------------------------------
                                              Other Accounts Managed                       Accounts with respect to which the
                                                                                              advisory fee is based on the
                                                                                               performance of the account
--------------------------- ------------------------------------------------------------ ---------------------------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------

Name of Portfolio Manager     Category of Account       Number of     Total Assets in        Number of        Total Assets in
                                                       Accounts in      Accounts in         Accounts in         Accounts in
                                                        Category          Category           Category            Category
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
Eileen Rominger             Registered Investment          34          $14.4 Billion             0                  N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Pooled Investment         3           $341 Million             3             $341 Million
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Accounts                 249          $13 Billion              1             $77.1 Million
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
Andrew Braun                Registered Investment          34          $14.4 Billion             0                  N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Pooled Investment         3           $341 Million             3             $341 Million
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Accounts                 249          $13 Billion              1             $77.1 Million
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
Sean Gallagher              Registered Investment          34          $14.4 Billion             0                  N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Pooled Investment         3           $341 Million             3             $341 Million
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Accounts                 249          $13 Billion              1             $77.1 Million
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
Dolores Bamford             Registered Investment          41          $16.1 Billion             0                  N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Pooled Investment         3           $341 Million             3             $341 Million
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Accounts                 268         $14.3 Billion             2            $207.8 Million
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------


     Effective immediately, the disclosure in Appendix C to the Trust's SAI regarding the ownership of securities by the Goldman Sachs Mid Cap Value Portfolio's portfolio managers is replaced in its entirety with the following:



Ownership of Securities*

---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
  Portfolio Manager     None    $1-$10,000   $10,001-        $50,001-       $100,001-      $50,001-          Over
                                             $50,000         $100,000       $500,000       $1,000,000      $1,000,000
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------

Eileen Rominger          X
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
Andrew Braun             X
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
Sean Gallagher           X
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
Dolores Bamford          X
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------


* Due to GSAM's internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of Sub-Advised Funds for which they have primary responsibility.

     Scott Carroll will become a Co-Lead Portfolio Manager to the Goldman Sachs Mid Cap Value Portfolio effective August 1, 2008. Effective as of August 1, 2008, the disclosure in Appendix C to the Trust's SAI regarding the other accounts managed by the Goldman Sachs Mid Cap Value Portfolio's portfolio managers is replaced in its entirety with the following:




Other Accounts Managed

--------------------------- ------------------------------------------------------------ ---------------------------------------
                                              Other Accounts Managed                       Accounts with respect to which the
                                                                                              advisory fee is based on the
                                                                                               performance of the account
--------------------------- ------------------------------------------------------------ ---------------------------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------

Name of Portfolio Manager     Category of Account       Number of     Total Assets in        Number of        Total Assets in
                                                       Accounts in      Accounts in         Accounts in         Accounts in
                                                        Category          Category           Category            Category
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
Eileen Rominger             Registered Investment          34          $14.4 Billion             0                  N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Pooled Investment         3           $341 Million             3             $341 Million
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Accounts                 249          $13 Billion              1             $77.1 Million
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
Andrew Braun                Registered Investment          34          $14.4 Billion             0                  N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Pooled Investment         3           $341 Million             3             $341 Million
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Accounts                 249          $13 Billion              1             $77.1 Million
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
Sean Gallagher              Registered Investment          34          $14.4 Billion             0                  N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Pooled Investment         3           $341 Million             3             $341 Million
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Accounts                 249          $13 Billion              1             $77.1 Million
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
Dolores Bamford             Registered Investment          41          $16.1 Billion             0                  N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Pooled Investment         3           $341 Million             3             $341 Million
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Accounts                 268         $14.3 Billion             2            $207.8 Million
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
Scott Carroll               Registered Investment          41          $16.1 Billion             0                  N/A
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Pooled Investment         3           $341 Million             3             $341 Million
                            Vehicles
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
                            Other Accounts                 268         $14.3 Billion             2            $207.8 Million
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------


         Effective as of August 1, 2008, the disclosure in Appendix C to the Trust's SAI regarding the ownership of securities by the Goldman Sachs Mid Cap Value Portfolio's portfolio managers is replaced in its entirety with the following:


Ownership of Securities*

---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
  Portfolio Manager     None     $1-$10,000   $10,001-        $50,001-       $100,001-      $50,001-          Over
                                              $50,000         $100,000       $500,000       $1,000,000      $1,000,000

---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
Eileen Rominger          X
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
Andrew Braun             X
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
Sean Gallagher           X
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
Dolores Bamford          X
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------
Scott Carroll            X
---------------------- ------- ------------- -------------- --------------- -------------- --------------- --------------

* Due to GSAM's internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of Sub-Advised Funds for which they have primary responsibility.
